UNITED STATES

               SECURITIES AND EXCHANGE COMMISSION

                     Washington, D.C. 20549

                            FORM 13F

                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarterly Ended: March 31, 2012
Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:     Sequent Asset Management, LLC
Address:  952 Echo Lane, Suite 115
          Houston, TX 77024


13F File Number:  028-14075

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing This Report on Behalf of Reporting Manager:

Name:   S. Scott Gaille
Title:  Member, CCO and General Counsel
Phone:  713-467-0008

Signature, Place and Date of Signing:

      S. Scott Gaille, Houston, Texas,  May 4, 2012



Report Type (Check only one):

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   0

Form 13F Information Table Entry Total:             57

Form 13F Information Table Value Total(X1000):  100160


List of Other Included Managers:

No.      13F File Number         Name
01       N/A                     N/A


                                                        FORM 13F INFORMATION TABLE
                                                         Value   Shares/ Sh/ Put/ Invstmt Other   Voting Authority
Name of Issuer              Title of Class    CUSIP     (x$1000) Prn Amt Prn Call Dscretn Managers Sole Shared None
---------                    -------------- --------    -------  -------  --- ---- ------- -------------------------
Abbott Laboratories              COM        002824100      2362   38534   SH       SOLE          38534
Apple Inc                        COM        037833100       439     733   SH       SOLE            733
AT&T Inc                         COM        00206r102      1247   39929   SH       SOLE          39929
Automatic Data Processing Inc    COM        053015103      1154   20911   SH       SOLE          20911
Bristol-Myers Squibb Co          COM        110122108       799   23664   SH       SOLE          23664
Caterpillar Inc                  COM        149123101       808    7586   SH       SOLE           7586
Chevron Corp                     COM        166764100       214    2000   SH       SOLE           2000
Cisco Systems Inc                COM        17275r102      1275   60269   SH       SOLE          60269
Collateral Delv To Wells Fargo   COM                          0  168245   SH       SOLE         168245
Du Pont E I de Nemours & Co      COM        263534109       652   12325   SH       SOLE          12325
Exxon Mobil Corp                 COM        30231g102      2360   27216   SH       SOLE          27216
Google Inc Cl A                  COM        38259p508      1393    2172   SH       SOLE           2172
Helix Biomedix Inc               COM        423287309        48  193848   SH       SOLE         193848
International Business Machine   COM        459200101      1837    8805   SH       SOLE           8805
JPMorgan Chase & Co              COM        46625h100      1375   29912   SH       SOLE          29912
Kirby Corp                       COM        497266106       658   10000   SH       SOLE          10000
Lockheed Martin Corp             COM        539830109      1258   13998   SH       SOLE          13998
Lowes Cos Inc                    COM        548661107       974   31036   SH       SOLE          31036
Medco Health Solutions Inc       COM        58405u102      1201   17081   SH       SOLE          17081
Medtronic Inc                    COM        585055106       598   15250   SH       SOLE          15250
Motorola Mobility Holdings Inc   COM        620097105      1442   36750   SH       SOLE          36750
PepsiCo Inc                      COM        713448108       247    3728   SH       SOLE           3728
Raytheon Co                      COM        755111507       959   18176   SH       SOLE          18176
Schlumberger Ltd                 COM        806857108     30899  441859   SH       SOLE         441859
Southern Co                      COM        842587107       991   22056   SH       SOLE          22056
Southwest Airlines Co            COM        844741108       758   91965   SH       SOLE          91965
Southwestern Energy Co           COM        845467109       948   30995   SH       SOLE          30995
Stericycle Inc                   COM        858912108       899   10751   SH       SOLE          10751
Sysco Corp                       COM        871829107       668   22362   SH       SOLE          22362
Transocean Ltd Reg               COM        h8817h100       282    5152   SH       SOLE           5152
Wal-Mart Stores Inc              COM        931142103      1222   19973   SH       SOLE          19973
Wells Fargo & Co                 COM        949746101      1939   56807   SH       SOLE          56807
Zhongpin Inc                     COM        98952k107       577   51301   SH       SOLE          51301
Lan Airlines SA Sp ADR                      501723100      1069   36737   SH       SOLE          36737
iShares Tr MSCI Growth Index                464288885       207    3527   SH       SOLE           3527
iShares Tr Russell 1000 Growth              464287614       252    3818   SH       SOLE           3818
iShares Tr Russell 2000 Growth              464287648        26     270   SH       SOLE            270
iShares Tr Russell Mid Cap Gro              464287481        60     960   SH       SOLE            960
iShares Tr S&P 100 Index Fund               464287101      5721   89339   SH       SOLE          89339
Select Sector SPDR Tr SBI Cons              81369y407       485   10765   SH       SOLE          10765
Select Sector SPDR Tr SBI Fina              81369y605      1219   77170   SH       SOLE          77170
Select Sector SPDR Tr SBI Mate              81369y100       976   26387   SH       SOLE          26387
Select Sector SPDR Tr SBI Tech              81369y803        78    2575   SH       SOLE           2575
Select Sector SPDR Tr SBI Util              81369y886      2569   73320   SH       SOLE          73320
Cohen & Steers Realty Income C              191912401       335   25134   SH       SOLE          25134
DFA Inv Dimensions Group Inc E              233203785       324   11989   SH       SOLE          11989
DFA Inv Dimensions Group Inc I              233203736      1210   76326   SH       SOLE          76326
DFA Inv Dimensions Group Inc U              233203819      1606   61147   SH       SOLE          61147
Fidelity Advisor New Insights               316071604      2570  112218   SH       SOLE         112218
Fidelity Spartan 500 Index Fun              315911701      8569  171063   SH       SOLE         171063
Fidelity Spartan 500 Index Fun              315911206      2436   48634   SH       SOLE          48634
Harbor Fund Cap Apprec Inst                 411511504      2899   65973   SH       SOLE          65973
Natixis Funds Tr IV Nelson Sma              63872r723      1152   57248   SH       SOLE          57248
Vanguard Index Funds Growth In              922908868       209    5718   SH       SOLE           5718
Enterprise Products Partners L              293792107       719   14254   SH       SOLE          14254
Kinder Morgan Energy Partners               494550106       920   11120   SH       SOLE          11120
Rayonier Inc                                754907103      2065   46836   SH       SOLE          46836